Loans, borrowings, leases, cash and cash equivalents and short-term investments - Total debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Current debt, accrued charges	$ 158	$ 201
Current debt	1,030	887
Non-current	$ 11,150	12,473
US$
Loans and borrowings
Average cost (as a percent)	2.93%
Quoted in the secondary market | Bonds
Loans and borrowings
Borrowings, interest rate	6.01%
Non-current debt, before accrued charges	$ 7,448	7,448
Quoted in the secondary market | Eurobonds
Loans and borrowings
Borrowings, interest rate	4.29%
Non-current debt, before accrued charges		920
Quoted in the secondary market | Debentures
Loans and borrowings
Borrowings, interest rate	10.48%
Current debt, before accrued charges	$ 186	107
Non-current debt, before accrued charges	$ 201	389
Debt contract in Brazil | TJLP, TR, IPCA, IGP-M and CDI | R$
Loans and borrowings
Borrowings, interest rate	9.29%
Current debt, before accrued charges	$ 95	320
Non-current debt, before accrued charges	$ 259	540
Debt contract in Brazil | LIBOR
Loans and borrowings
Borrowings, interest rate	2.32%
Current debt, before accrued charges	$ 11	45
Non-current debt, before accrued charges		11
Debt contract in Brazil | Fixed rate | R$
Loans and borrowings
Borrowings, interest rate	2.86%
Current debt, before accrued charges	$ 12	20
Non-current debt, before accrued charges	$ 1	14
Debt contracts in the international markets | US$
Loans and borrowings
Borrowings, interest rate	2.24%
Current debt, before accrued charges	$ 479	182
Non-current debt, before accrued charges	$ 3,136	3,044
Debt contracts in the international markets | Other currencies
Loans and borrowings
Borrowings, interest rate	4.10%
Current debt, before accrued charges	$ 77
Non-current debt, before accrued charges	$ 10
Debt contracts in the international markets | Fixed rate | Other currencies
Loans and borrowings
Borrowings, interest rate	3.36%
Current debt, before accrued charges	$ 12	12
Non-current debt, before accrued charges	$ 95	$ 107